COMMITMENTS AND CONTINGENCIES (10K) - Summary of recognized gains (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017
Commitments And Contingencies Disclosure [Roll Forward]
Beginning balance	$ 1,760	$ 1,142
Gain on sale of rental equipment		1,452
Recognition of deferred gain	(860)	(834)
Ending balance	900	1,760
Less current portion	860	860	$ 255
Non-current portion of deferred gain	$ 40	$ 900